Project expenditures - Summary of detailed information about Project expenditures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Exploration	$ 504	$ 502	$ 214
Mongolia [Member]
Statement [Line Items]
Exploration	496	491	206
Other [Member]
Statement [Line Items]
Exploration	$ 8	$ 11	$ 8